Contract Balances (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at Beginning of Period	$ 19,280	$ 16,956	$ 15,056	$ 17,440
Charged to Cost and Expenses	51,808	69,866	98,461	124,143
Deductions	(29,900)	(67,542)	(96,561)	(126,527)
Balance at End of Period	41,188	19,280	16,956	$ 15,056
Balance at Beginning of Period	609,054	624,626
Recognition of unearned revenue	(2,951,822)	(7,086,252)
Deferral of revenue	2,925,648	7,070,680
Balance at End of Period	$ 582,880	$ 609,054	$ 624,626
Remaining performance obligations	true	true